Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Deferred Tax Assets	The Company’s deferred tax assets are as follows at December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Deferred tax asset
Net operating loss	$—	$—
Startup/organizational costs	369,290	147,881
Total deferred tax asset	369,290	147,881
Valuation allowance	(369,290)	(147,881)
Deferred tax asset, net of allowance	$—	$—

Schedule of Income Tax Provision (Benefit)	The income tax provision (benefit) consists of the following for the year December 31, 2023 and December 31, 2022:
	December 31, 2023	December 31, 2022
Federal
Current	$1,579,608	$339,899
Deferred	—	—
State and Local
Current	—	—
Deferred	—	—
Income tax provision/(benefit)	$1,579,608	$339,899

Schedule of Reconciliation of the Statutory Tax Rate	A reconciliation of the statutory tax rate to the Company’s effective tax rates for the year ended December 31, 2023 and 2022:
	Year Ended December 31, 2023	Year Ended December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	—	—
Merger costs	(2.60)	—
Derivatives	(8.46)
Other	(0.04)	(0.44)
Change in valuation allowance	(1.22)	15.84
Income tax provision (benefit)	8.68%	36.40%